UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2719

                     Scudder U S Government Securities Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder US Government Securities Fund
Investment Portfolio as of July 31, 2004 (Unaudited)

                                                                               Principal
                                                                               Amount ($)                       Value ($)
                                                                               ----------                       ---------

US Treasury Obligations 1.5%

US Treasury Bill, 1.34%**, 10/21/2004                                              1,320,000                      1,316,094
US Treasury Note:
3.625%, 7/15/2009                                                                 27,000,000                     26,917,731
4.75%, 5/15/2014                                                                  18,000,000                     18,382,500
                                                                                                                -----------
Total US Treasury Obligations (Cost $46,616,329)                                                                 46,616,325

Agencies Not Backed by the Full Faith and Credit of the US Government 14.3%
US Government Sponsored Agencies 0.0%
Federal National Mortgage Association, Principal Only Certificate,
5/1/2017                                                                               4,689                          4,112

US Government Agency Sponsored Pass-Throughs 14.3%
Federal Home Loan Mortgage Corp.:

4.5%, 4/1/2019                                                                        36,635                         36,058
5.0% with various maturities from 9/1/2033 until 6/1/2034                         29,708,933                     28,988,521
5.5% with various maturities from 10/1/2016 until 4/1/2034 (d) (e)               128,836,233                    130,895,425
6.0% with various maturities from 5/1/2017 until 9/1/2031 (e)                    147,678,264                    151,801,575
6.5% with various maturities from 11/1/2015 until 9/1/2032                         3,213,212                      3,371,289
7.0% with various maturities from 5/1/2015 until 9/1/2032                          9,838,873                     10,414,273
7.5% with various maturities from 6/1/2027 until 11/1/2033                        12,684,729                     13,610,973
8.0% with various maturities from 2/1/2017 until 7/1/2030                             74,554                         81,508
8.5% with various maturities from 12/1/2016 until 7/1/2030                            28,132                         30,832
Federal National Mortgage Association:
5.5% with various maturities from 12/1/2028 until 1/1/2034                        14,628,392                     14,691,196
6.0% with various maturities from 3/1/2014 until 9/1/2033                          7,697,944                      7,912,776
6.5% with various maturities from 11/1/2015 until 10/1/2033 (e)                   18,667,761                     19,493,364
7.0% with various maturities from 4/1/2015 until 7/1/2034                         21,096,510                     22,295,399
7.5% with various maturities from 4/1/2015 until 8/25/2041                        38,312,261                     41,189,145
8.0% with various maturities from 5/1/2005 until 12/1/2024                           608,911                        659,281
8.5% with various maturities from 7/1/2030 until 8/1/2030                             41,166                         44,773
9.0% with various maturities from 12/1/2016 until 4/1/2030                           188,487                        208,622
11.5%, 5/1/2018                                                                       52,851                         59,519
                                                                                                                -----------

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $443,379,095)                 445,788,641

Agencies Backed by the Full Faith and Credit of the US Government 88.8%
Government National Mortgage Association:

4.5% with various maturities from 2/15/2018 until 8/15/2018                       21,340,399                     21,138,201
5.0% with various maturities from 2/15/2018 until 7/20/2034 (d) (e)              410,830,064                    405,303,973
5.5% with various maturities from 6/15/2029 until 7/20/2034 (d) (e)              872,153,450                    877,986,788
6.0% with various maturities from 11/15/2014 until 5/20/2034 (d) (e)             604,430,839                    621,943,741
6.5% with various maturities from 7/15/2008 until 7/20/2034 (e)                  419,736,445                    439,852,611
7.0% with various maturities from 1/15/2008 until 10/15/2033                     195,967,746                    208,230,479
7.5% with various maturities from 11/15/2008 until 2/15/2033                     119,077,107                    128,200,889
8.0% with various maturities from 9/15/2014 until 9/15/2032                       25,403,052                     27,823,100
8.5% with various maturities from 8/15/2008 until 1/15/2031                        5,032,541                      5,536,246
9.0% with various maturities from 9/15/2017 until 7/15/2030                        6,594,606                      7,378,745
9.5% with various maturities from 6/15/2009 until 5/15/2025                        7,780,818                      8,775,011
10.0% with various maturities from 11/15/2009 until 8/15/2022                      5,072,458                      5,679,228
10.5% with various maturities from 4/15/2013 until 12/15/2021                      2,479,479                      2,799,113
11.0%, 4/20/2019                                                                      27,521                         31,099
                                                                                                                -----------
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $2,751,646,078)                 2,760,679,224


                                                                                   Shares                        Value ($)
                                                                                   ------                        ---------
Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 1.29% (b) (c)

(Cost $7,687,500)                                                                  7,687,500                      7,687,500

Cash Equivalents 24.0%

Scudder Cash Management QP Trust, 1.38% (a)

(Cost $747,166,585)                                                              747,166,585                    747,166,585


                                                                                    % of
                                                                                  Net Assets                     Value ($)
                                                                                  ------\----                     ---------

Total Investment Portfolio  (Cost $3,996,495,587)                                      128.9                  4,007,938,275
Other Assets and Liabilities, Net                                                      (28.9)                  (897,718,765)
                                                                                                                -----------
Net Assets                                                                             100.0                  3,110,219,510
                                                                                                             ==============

**    Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Asset Fund Institutional, an affiliated fund, is also managed by Deutsche Investment Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c)   Represents collateral held in connection with securities lending.

(d)   Mortgage dollar rolls included.

(e)   When-issued or forward delivery pool included

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association and Federal Home Loan Mortgage Corporation issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder U.S. Government Securities Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder U.S. Government Securities Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 Charles A. Rizzo
                                    ---------------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004